Operating Segments (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Tax benefit resulting from remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act	$ (851)		$ (851)
Charges associated with equity method investments in wind-powered generation facilities			158
Charges associated with equity method investments in wind-powered generation facilities, after tax	96
Charges associated with future ash pond and landfill closure costs				$ 197	$ 99
Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Tax benefit resulting from remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act	(93)		(93)
Charges associated with future ash pond and landfill closure costs				197	99
Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Tax benefit resulting from remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act	$ (197)		(197)
Facilities Subject to Coal Combustion Residual Final Rule
Segment Reporting Information [Line Items]
Charge related to future ash pond and landfill closure costs		$ 122
Facilities Subject to Coal Combustion Residual Final Rule | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Charge related to future ash pond and landfill closure costs		$ 121
Operating Segments
Segment Reporting Information [Line Items]
After-tax net (expenses) benefit			861	(180)	(136)
Tax benefit resulting from remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act			979
Charges associated with equity method investments in wind-powered generation facilities			158
Charges associated with equity method investments in wind-powered generation facilities, after tax			96
Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Tax benefit resulting from remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act			93
Operating Segments | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
After-tax net (expenses) benefit			(174)	(7)	(13)
Tax benefit resulting from remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act			185
Ceiling test impairment charge					16
Ceiling test impairment charge, net of tax					10
Operating Segments | Organizational Design Initiative
Segment Reporting Information [Line Items]
Organizational design initiative charges, after tax				36
Organizational design initiative				59
Operating Segments | Organizational Design Initiative | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Organizational design initiative charges, after tax				5
Organizational design initiative				8
Operating Segments | Corporate and Other
Segment Reporting Information [Line Items]
After-tax net (expenses) benefit			389	(484)	(391)
Operating Segments | Corporate and Other | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
After-tax net (expenses) benefit			74	(173)	(153)
Operating Segments | Corporate and Other | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
After-tax net (expenses) benefit			(179)	(3)	(21)
Operating Segments | Dominion Generation | Virginia Regulation | Deferred Fuel Costs
Segment Reporting Information [Line Items]
Write offs of deferred fuel costs					85
Write off of deferred fuel cost, net of tax					52
Operating Segments | Dominion Generation | Virginia Regulation | Deferred Fuel Costs | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Write offs of deferred fuel costs					85
Write off of deferred fuel cost, net of tax					52
Operating Segments | Dominion Generation | Facilities Subject to Coal Combustion Residual Final Rule
Segment Reporting Information [Line Items]
Charges associated with future ash pond and landfill closure costs				197	99
Charge related to future ash pond and landfill closure costs				122	60
Operating Segments | Dominion Generation | Facilities Subject to Coal Combustion Residual Final Rule | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Charges associated with future ash pond and landfill closure costs				197	99
Charge related to future ash pond and landfill closure costs				121	$ 60
Operating Segments | Gas Infrastructure | Organizational Design Initiative
Segment Reporting Information [Line Items]
Organizational design initiative charges, after tax			324	12
Operating Segments | Power Generation | Organizational Design Initiative
Segment Reporting Information [Line Items]
Organizational design initiative charges, after tax			$ 655	19
Operating Segments | Power Delivery | Organizational Design Initiative
Segment Reporting Information [Line Items]
Organizational design initiative charges, after tax				$ 5